Expenses by Nature and Other Income and Expenses Items (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by Nature and Other Income and Expenses Items [Abstract]
Schedule of Expenses by Nature

(a) Expenses by nature

	Periods ended June 30,
In thousands of USD	2025	2024
Staff cost
- Salaries, wages and other benefits	37,989	28,987
Share-based payment	20,574	15,896
Amortization
- intangible assets	11,566	640
Depreciation
- mining rigs	12,337	9,487
- property, plant and equipment	19,817	21,392
- investment properties	1,376	1,347
- right-of-use assets	6,736	3,625
Electricity cost in operating mining rigs	93,397	110,474
Cost of mining rigs and accessories sold	63,220	-
One-off incremental development expense	38,616	14,878
Consulting service fee	5,864	3,712
Research and development technical service fees	4,975	1,424
Office expenses	2,401	2,058
Travel expenses	1,974	1,760
Expenses of low-value consumables	1,934	843
Insurance fee	1,191	1,566
Advertising expenses	1,116	1,082
Logistic expenses	119	148
Expenses of short-term leases	111	160
Expenses of variable payment lease	76	134
Impairment loss of mining rigs	51	-
Others	8,812	4,482
Total cost of revenue, selling, general and administrative and research and development expenses	334,252	224,095

Schedule of Other Operating Income / (Expenses)

(b) Other operating income / (expenses)

	Periods ended June 30,
In thousands of USD	2025	2024
Net gains on disposal of cryptocurrencies	187	3,981
Recognition of impairment loss of cryptocurrencies	(1,052)	(823)
Change in fair value of cryptocurrency-settled receivables and payables	(3,189)	32
Others	-	(13)
Total	(4,054)	3,177

Schedule of Other Net Gains / (Losses)

(c) Other net gains / (losses)

	Periods ended June 30,
In thousands of USD	2025	2024
Change in fair value of derivative liabilities	415,921	(14,230)
Government grants	21	15
Net gains / (losses) on disposal of property, plant and equipment	(68)	26
Changes in fair value of financial assets at fair value through profit or loss	(3,230)	1,440
Losses on extinguishment of convertible notes	(16,194)	-
Others	(1,851)	(271)
Total	394,599	(13,020)

Schedule of Finance Income / (Expenses)

(d) Finance income / (expenses)

	Periods ended June 30,
In thousands of USD	2025	2024
Interest income	4,188	3,535
Gains / (losses) on foreign currency transactions	3,448	(397)
Unwind of discount on restoration provision	(1)	-
Cryptocurrency transaction service fee	(3)	(25)
Interest on lease liabilities	(1,779)	(1,676)
Interest expense on borrowings (1)	(28,740)	(1,242)
Others	(149)	(88)
Total	(23,036)	107

(1)	Included the amount of interest expense on borrowings from a related party. See Note 26.